Note 28 (Tables)	6 Months Ended
Jun. 30, 2025
Non Controlling Interest [Abstract]
Non Controlling Interest Classified By Concept [Table Text Block]
The breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interests)” of the condensed consolidated balance sheets is as follows:

MINORITY INTERESTS (NON-CONTROLLING INTERESTS). BREAKDOWN BY SUBGROUPS (MILLIONS OF EUROS)

	June 2025	December 2024
Garanti BBVA	1,210	1,351
BBVA Peru	1,738	1,779
BBVA Argentina	735	843
BBVA Colombia	46	60
BBVA Venezuela	139	134
Other entities	191	191
Total	4,059	4,359

Profit attributable to non-controlling interests [Table Text Block]
These amounts are broken down by groups of consolidated entities under the heading “Profit (Loss) - Attributable to minority interests (non-controlling interests)” in the condensed consolidated income statement:

PROFIT ATTRIBUTABLE TO MINORITY INTERESTS (NON-CONTROLLING INTERESTS). BREAKDOWN BY SUBGROUPS (MILLIONS OF EUROS)

	June 2025	June 2024
Garanti BBVA	78	64
BBVA Peru	174	128
BBVA Argentina	48	61
BBVA Colombia	1	—
BBVA Venezuela	41	5
Other entities	10	3
Total	351	261